Schedule of Investments(a)
Invesco S&P 500® Pure Growth ETF (RPG)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Consumer Discretionary-7.11%
AutoZone, Inc.(b)	14,829	$36,165,707
Dollar General Corp.	97,952	22,881,587
Dollar Tree, Inc.(b)	143,840	21,601,891
O’Reilly Automotive, Inc.(b)	42,500	33,674,875
Tractor Supply Co.	114,350	26,070,656
Ulta Beauty, Inc.(b)	40,337	20,731,605
		161,126,321
Consumer Staples-1.98%
Hershey Co. (The)	83,200	18,686,720
Monster Beverage Corp.(b)(c)	251,918	26,219,625
		44,906,345
Energy-29.88%
APA Corp.	1,248,282	55,336,341
Chevron Corp.	178,162	31,003,751
ConocoPhillips	395,343	48,180,451
Coterra Energy, Inc.(c)	2,161,361	54,098,866
Devon Energy Corp.(c)	534,828	33,822,523
Diamondback Energy, Inc.(c)	403,678	58,985,429
EOG Resources, Inc.(c)	290,082	38,363,345
EQT Corp.(c)	1,312,370	42,875,128
Exxon Mobil Corp.	295,005	34,223,530
Hess Corp.(c)	249,862	37,519,278
Marathon Oil Corp.	1,428,957	39,253,449
Occidental Petroleum Corp.	584,218	37,851,484
ONEOK, Inc.	572,192	39,183,708
Pioneer Natural Resources Co.	203,537	46,884,748
Targa Resources Corp.	755,543	56,680,836
Williams Cos., Inc. (The)	722,240	23,285,018
		677,547,885
Financials-5.01%
Ameriprise Financial, Inc.	50,862	17,807,803
Arch Capital Group Ltd.(b)	427,329	27,498,621
Progressive Corp. (The)	150,213	20,481,543
Raymond James Financial, Inc.(c)	217,234	24,497,478
W.R. Berkley Corp.	333,712	23,406,560
		113,692,005
Health Care-21.00%
AbbVie, Inc.	167,891	24,805,895
Amgen, Inc.	63,469	16,019,576
Bristol-Myers Squibb Co.	323,664	23,514,190
Danaher Corp.	99,877	26,405,481
DexCom, Inc.(b)(c)	135,468	14,507,268
Elevance Health, Inc.	59,644	29,821,404
Eli Lilly and Co.	65,547	22,558,000
Gilead Sciences, Inc.	192,594	16,166,340
Hologic, Inc.(b)	292,037	23,763,051
Incyte Corp.(b)	348,946	29,709,262
Merck & Co., Inc.	188,283	20,223,477
Moderna, Inc.(b)	168,932	29,742,168
Molina Healthcare, Inc.(b)	108,194	33,738,135
Pfizer, Inc.	605,557	26,741,397
Regeneron Pharmaceuticals, Inc.(b)	63,774	48,370,666
Thermo Fisher Scientific, Inc.(c)	34,177	19,492,168
UnitedHealth Group, Inc.	37,816	18,877,369
Vertex Pharmaceuticals, Inc.(b)	160,503	51,858,519
		476,314,366
	Shares	Value
Industrials-6.43%
Deere & Co.	50,912	$21,527,630
Expeditors International of Washington, Inc.(c)	321,790	34,801,589
J.B. Hunt Transport Services, Inc.	113,026	21,367,565
Quanta Services, Inc.	158,904	24,183,600
Rollins, Inc.	539,703	19,645,189
W.W. Grainger, Inc.	41,306	24,349,061
		145,874,634
Information Technology-13.37%
Apple, Inc.	168,170	24,265,249
Arista Networks, Inc.(b)	168,791	21,271,042
Enphase Energy, Inc.(b)	159,681	35,350,180
Fortinet, Inc.(b)(c)	495,498	25,934,365
Jack Henry & Associates, Inc.	108,780	19,590,190
KLA Corp.	88,596	34,772,158
Lam Research Corp.	53,411	26,710,841
Monolithic Power Systems, Inc.	56,695	24,183,819
ON Semiconductor Corp.(b)	297,875	21,878,919
PTC, Inc.(b)	179,960	24,273,005
QUALCOMM, Inc.	151,876	20,231,402
SolarEdge Technologies, Inc.(b)	77,480	24,726,193
		303,187,363
Materials-13.35%
Albemarle Corp.	59,595	16,773,013
CF Industries Holdings, Inc.	554,859	46,996,557
FMC Corp.	150,880	20,086,654
Freeport-McMoRan, Inc.(c)	541,012	24,139,956
Mosaic Co. (The)	1,250,655	61,957,449
Nucor Corp.(c)	386,996	65,410,064
Steel Dynamics, Inc.	559,041	67,442,706
		302,806,399
Utilities-1.84%
PG&E Corp.(b)(c)	2,620,077	41,659,224
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $2,099,122,208)		2,267,114,542
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.36%
Invesco Private Government Fund, 4.36%(d)(e)(f)	27,711,210	27,711,210
Invesco Private Prime Fund, 4.59%(d)(e)(f)	71,253,858	71,275,233
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $98,986,444)		98,986,443
TOTAL INVESTMENTS IN SECURITIES-104.33% (Cost $2,198,108,652)		2,366,100,985
OTHER ASSETS LESS LIABILITIES-(4.33)%		(98,282,906)
NET ASSETS-100.00%		$2,267,818,079
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Growth ETF (RPG)—(continued)
January 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$25,223,856	$(25,223,856)	$-	$-	$-	$19,141
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,260,207	576,303,628	(570,852,625)	-	-	27,711,210	527,929*
Invesco Private Prime Fund	51,899,910	1,162,882,488	(1,143,522,561)	(7,533)	22,929	71,275,233	1,504,293*
Total	$74,160,117	$1,764,409,972	$(1,739,599,042)	$(7,533)	$22,929	$98,986,443	$2,051,363

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Pure Value ETF (RPV)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-14.67%
AT&T, Inc.	2,339,390	$47,653,374
DISH Network Corp., Class A(b)(c)	6,756,518	97,226,294
Fox Corp., Class A(c)	553,633	18,790,304
Fox Corp., Class B	254,993	8,083,278
Lumen Technologies, Inc.(c)	21,971,776	115,351,824
News Corp., Class A	1,285,359	26,041,373
News Corp., Class B(c)	397,968	8,134,466
Paramount Global, Class B(c)	5,863,745	135,804,334
Verizon Communications, Inc.	575,048	23,904,746
Warner Bros Discovery, Inc.(b)(c)	5,741,551	85,089,786
		566,079,779
Consumer Discretionary-17.27%
Best Buy Co., Inc.(c)	609,761	54,097,996
BorgWarner, Inc.	1,002,597	47,402,786
CarMax, Inc.(b)(c)	1,041,196	73,352,258
Ford Motor Co.	5,564,000	75,169,640
General Motors Co.	2,333,342	91,747,008
Lennar Corp., Class A(c)	559,391	57,281,638
Mohawk Industries, Inc.(b)(c)	727,085	87,293,825
Newell Brands, Inc.(c)	3,734,141	59,596,890
PulteGroup, Inc.(c)	1,120,414	63,740,353
Whirlpool Corp.(c)	364,896	56,774,169
		666,456,563
Consumer Staples-7.11%
Kraft Heinz Co. (The)(c)	806,360	32,681,771
Kroger Co. (The)	1,208,863	53,951,556
Molson Coors Beverage Co., Class B(c)	867,554	45,615,989
Tyson Foods, Inc., Class A	1,050,639	69,079,514
Walgreens Boots Alliance, Inc.	1,981,730	73,046,568
		274,375,398
Energy-4.25%
Kinder Morgan, Inc.	1,044,131	19,107,597
Phillips 66	703,513	70,541,249
Valero Energy Corp.	531,912	74,483,637
		164,132,483
Financials-22.14%
Allstate Corp. (The)	173,803	22,328,471
American International Group, Inc.	735,505	46,498,626
Assurant, Inc.	271,317	35,973,921
Bank of America Corp.	600,741	21,314,291
Bank of New York Mellon Corp. (The)	669,546	33,858,941
Berkshire Hathaway, Inc., Class B(b)	163,934	51,068,720
Capital One Financial Corp.	544,120	64,750,280
Citigroup, Inc.	1,504,126	78,545,460
Citizens Financial Group, Inc.	853,025	36,953,043
Franklin Resources, Inc.(c)	1,166,720	36,401,664
Goldman Sachs Group, Inc. (The)	60,223	22,030,176
Hartford Financial Services Group, Inc. (The)	275,942	21,415,858
Invesco Ltd.(d)	2,786,044	51,569,674
Lincoln National Corp.	1,008,597	35,734,592
Loews Corp.	787,888	48,439,354
M&T Bank Corp.(c)	112,373	17,530,188
MetLife, Inc.	259,232	18,929,121
Prudential Financial, Inc.(c)	242,288	25,425,703
Signature Bank	242,665	31,291,652
State Street Corp.	312,763	28,564,645
SVB Financial Group(b)	139,112	42,073,033
Synchrony Financial	675,800	24,822,134
	Shares	Value
Financials-(continued)
Truist Financial Corp.	613,079	$30,279,972
Wells Fargo & Co.	611,838	28,676,847
		854,476,366
Health Care-8.28%
AmerisourceBergen Corp.	269,051	45,458,857
Cardinal Health, Inc.	502,769	38,838,905
Centene Corp.(b)	685,881	52,291,568
CVS Health Corp.	513,450	45,296,559
DaVita, Inc.(b)(c)	256,111	21,100,985
Universal Health Services, Inc., Class B	274,704	40,713,880
Viatris, Inc.	6,247,669	75,971,655
		319,672,409
Industrials-7.33%
Alaska Air Group, Inc.(b)(c)	805,076	41,332,602
American Airlines Group, Inc.(b)(c)	2,471,445	39,889,122
Delta Air Lines, Inc.(b)	827,537	32,356,697
FedEx Corp.	273,322	52,986,203
Southwest Airlines Co.	473,113	16,923,252
Stanley Black & Decker, Inc.(c)	519,738	46,417,801
United Airlines Holdings, Inc.(b)(c)	1,081,339	52,942,357
		282,848,034
Information Technology-8.70%
DXC Technology Co.(b)	2,243,544	64,457,019
Fidelity National Information Services, Inc.(c)	544,961	40,893,873
Global Payments, Inc.	181,121	20,415,959
Hewlett Packard Enterprise Co.(c)	3,433,161	55,376,887
HP, Inc.(c)	927,483	27,026,855
Intel Corp.	954,916	26,985,926
Micron Technology, Inc.	461,424	27,823,867
Western Digital Corp.(b)	1,653,347	72,664,601
		335,644,987
Materials-8.02%
Celanese Corp.	185,529	22,857,173
Dow, Inc.	758,685	45,027,955
DuPont de Nemours, Inc.(c)	257,868	19,069,339
Eastman Chemical Co.	289,476	25,523,099
International Paper Co.	1,330,806	55,654,307
LyondellBasell Industries N.V., Class A	528,170	51,068,757
WestRock Co.	2,297,351	90,148,053
		309,348,683
Real Estate-0.57%
CBRE Group, Inc., Class A(b)	257,020	21,977,780
Utilities-1.62%
Evergy, Inc.	280,931	17,600,327
Exelon Corp.	607,041	25,611,060
Pinnacle West Capital Corp.	259,970	19,380,763
		62,592,150
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $3,789,780,564)		3,857,604,632
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.76%
Invesco Private Government Fund, 4.36%(d)(e)(f)	113,391,832	$113,391,832
Invesco Private Prime Fund, 4.59%(d)(e)(f)	301,891,842	301,982,406
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $415,369,932)		415,374,238
TOTAL INVESTMENTS IN SECURITIES-110.72% (Cost $4,205,150,496)		4,272,978,870
OTHER ASSETS LESS LIABILITIES-(10.72)%		(413,731,709)
NET ASSETS-100.00%		$3,859,247,161
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2023	Dividend Income
Invesco Ltd.	$36,016,603	$25,376,424	$(9,266,932)	$179,990	$(736,411)	$51,569,674	$1,065,878
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	228,618	101,214,590	(101,443,208)	-	-	-	48,165
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,255,009	622,355,771	(545,218,948)	-	-	113,391,832	1,440,190*
Invesco Private Prime Fund	84,530,808	1,501,880,412	(1,284,474,899)	1,597	44,488	301,982,406	3,948,904*
Total	$157,031,038	$2,250,827,197	$(1,940,403,987)	$181,587	$(691,923)	$466,943,912	$6,503,137

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Top 50 ETF (XLG)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-12.18%
Alphabet, Inc., Class A(b)	641,598	$63,415,546
Alphabet, Inc., Class C(b)	568,807	56,806,755
AT&T, Inc.	764,917	15,581,359
Comcast Corp., Class A	463,013	18,219,562
Meta Platforms, Inc., Class A(b)	241,527	35,980,277
Verizon Communications, Inc.	450,758	18,738,010
Walt Disney Co. (The)(b)	195,654	21,226,503
		229,968,012
Consumer Discretionary-11.77%
Amazon.com, Inc.(b)	953,355	98,319,501
Home Depot, Inc. (The)	109,969	35,648,651
McDonald’s Corp.	78,603	21,018,442
NIKE, Inc., Class B	135,204	17,215,525
Tesla, Inc.(b)	288,356	49,949,027
		222,151,146
Consumer Staples-7.98%
Coca-Cola Co. (The)	418,044	25,634,458
Costco Wholesale Corp.	47,509	24,283,750
PepsiCo, Inc.	147,981	25,307,711
Philip Morris International, Inc.	166,376	17,343,034
Procter & Gamble Co. (The)	254,567	36,245,249
Walmart, Inc.	151,472	21,792,277
		150,606,479
Energy-4.48%
Chevron Corp.	191,070	33,250,002
Exxon Mobil Corp.	442,431	51,326,420
		84,576,422
Financials-7.95%
Bank of America Corp.	749,678	26,598,575
Berkshire Hathaway, Inc., Class B(b)	193,532	60,289,089
JPMorgan Chase & Co.	315,057	44,095,378
Wells Fargo & Co.	408,965	19,168,189
		150,151,231
Health Care-15.94%
Abbott Laboratories	187,142	20,688,548
AbbVie, Inc.	189,957	28,066,147
Bristol-Myers Squibb Co.	228,188	16,577,858
Danaher Corp.	70,313	18,589,351
Eli Lilly and Co.	84,720	29,156,388
Johnson & Johnson	280,895	45,903,861
Medtronic PLC	142,650	11,938,378
Merck & Co., Inc.	272,343	29,252,361
Pfizer, Inc.	602,980	26,627,597
	Shares	Value
Health Care-(continued)
Thermo Fisher Scientific, Inc.	42,121	$24,022,870
UnitedHealth Group, Inc.	100,372	50,104,699
		300,928,058
Industrials-0.71%
Union Pacific Corp.	65,987	13,473,886
Information Technology-38.01%
Accenture PLC, Class A	67,615	18,867,966
Adobe, Inc.(b)	49,895	18,478,114
Advanced Micro Devices, Inc.(b)	173,059	13,005,384
Apple, Inc.	1,606,408	231,788,610
Broadcom, Inc.	43,501	25,448,520
Cisco Systems, Inc.	440,693	21,448,528
Intel Corp.	442,937	12,517,400
Mastercard, Inc., Class A	91,183	33,792,420
Microsoft Corp.	800,787	198,443,026
NVIDIA Corp.	267,533	52,267,922
QUALCOMM, Inc.	120,312	16,026,762
salesforce.com, inc.(b)	107,318	18,026,204
Texas Instruments, Inc.	97,412	17,262,381
Visa, Inc., Class A(c)	175,642	40,434,545
		717,807,782
Materials-0.93%
Linde PLC (United Kingdom)	53,057	17,558,684
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $1,692,124,763)		1,887,221,700
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.16%
Invesco Private Government Fund, 4.36%(d)(e)(f)	11,411,663	11,411,663
Invesco Private Prime Fund, 4.59%(d)(e)(f)	29,346,935	29,355,739
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,765,347)		40,767,402
TOTAL INVESTMENTS IN SECURITIES-102.11% (Cost $1,732,890,110)		1,927,989,102
OTHER ASSETS LESS LIABILITIES-(2.11)%		(39,752,111)
NET ASSETS-100.00%		$1,888,236,991
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Top 50 ETF (XLG)—(continued)
January 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$23,996,498	$(23,996,498)	$-	$-	$-	$12,239
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,114,562	186,505,603	(187,208,502)	-	-	11,411,663	263,737*
Invesco Private Prime Fund	25,624,591	336,342,607	(332,618,278)	(2,288)	9,107	29,355,739	702,751*
Total	$37,739,153	$546,844,708	$(543,823,278)	$(2,288)	$9,107	$40,767,402	$978,727

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® Pure Growth ETF (RFG)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-3.32%
Nexstar Media Group, Inc., Class A	27,043	$5,537,595
World Wrestling Entertainment, Inc., Class A(b)	37,754	3,194,744
		8,732,339
Consumer Discretionary-10.89%
Crocs, Inc.(b)(c)	20,294	2,471,200
Deckers Outdoor Corp.(c)	5,400	2,308,392
Grand Canyon Education, Inc.(c)	35,062	4,086,827
H&R Block, Inc.(b)	59,879	2,334,083
Murphy USA, Inc.	19,249	5,236,306
Service Corp. International	27,941	2,071,825
Tempur Sealy International, Inc.(b)	85,053	3,465,910
Texas Roadhouse, Inc.(b)	25,802	2,591,295
Visteon Corp.(c)	11,576	1,809,792
Wingstop, Inc.(b)	14,483	2,295,121
		28,670,751
Consumer Staples-5.24%
Casey’s General Stores, Inc.	15,518	3,660,851
Celsius Holdings, Inc.(b)(c)	47,337	4,748,848
Darling Ingredients, Inc.(c)	52,740	3,496,135
Lancaster Colony Corp.(b)	9,830	1,886,475
		13,792,309
Energy-19.83%
Antero Resources Corp.(c)	197,917	5,707,926
CNX Resources Corp.(b)(c)	264,295	4,421,656
DT Midstream, Inc.	74,824	4,089,880
Matador Resources Co.	100,068	6,620,499
Murphy Oil Corp.	98,453	4,293,535
NOV, Inc.	132,704	3,243,286
PBF Energy, Inc., Class A	185,798	7,801,658
PDC Energy, Inc.	93,170	6,310,404
Range Resources Corp.	210,356	5,263,107
Southwestern Energy Co.(c)	802,604	4,430,374
		52,182,325
Financials-11.29%
Annaly Capital Management, Inc.(b)	325,926	7,649,483
FirstCash Holdings, Inc.	21,803	2,009,801
Jefferies Financial Group, Inc.	116,293	4,567,989
Kinsale Capital Group, Inc.(b)	18,737	5,217,130
RLI Corp.	34,157	4,524,095
Selective Insurance Group, Inc.	18,933	1,798,635
SLM Corp.	224,942	3,952,231
		29,719,364
Health Care-13.12%
Exelixis, Inc.(c)	106,432	1,875,332
Halozyme Therapeutics, Inc.(c)	95,684	4,953,561
HealthEquity, Inc.(c)	23,585	1,435,147
Inari Medical, Inc.(b)(c)	50,417	2,876,290
Jazz Pharmaceuticals PLC(c)	17,772	2,784,161
Lantheus Holdings, Inc.(c)	41,056	2,360,720
Medpace Holdings, Inc.(c)	13,825	3,056,293
Neurocrine Biosciences, Inc.(c)	40,489	4,491,445
Option Care Health, Inc.(c)	82,943	2,394,564
Repligen Corp.(b)(c)	11,523	2,135,212
Shockwave Medical, Inc.(c)	23,337	4,385,722
United Therapeutics Corp.(c)	6,781	1,784,556
		34,533,003
Industrials-13.66%
Avis Budget Group, Inc.(c)	17,937	3,588,118
	Shares	Value
Industrials-(continued)
Axon Enterprise, Inc.(c)	22,331	$4,364,371
Builders FirstSource, Inc.(c)	69,550	5,543,135
Carlisle Cos., Inc.	9,047	2,269,530
Clean Harbors, Inc.(c)	21,391	2,787,247
EMCOR Group, Inc.	14,709	2,180,609
FTI Consulting, Inc.(b)(c)	12,817	2,044,568
KBR, Inc.	35,967	1,842,589
Landstar System, Inc.	21,187	3,661,749
Simpson Manufacturing Co., Inc.	25,759	2,759,047
Toro Co. (The)	15,558	1,735,028
Valmont Industries, Inc.	9,632	3,175,959
		35,951,950
Information Technology-8.79%
Amkor Technology, Inc.	151,742	4,439,971
Belden, Inc.	29,893	2,424,023
Calix, Inc.(c)	28,637	1,507,452
Cirrus Logic, Inc.(c)	35,201	3,181,818
Concentrix Corp.	19,510	2,766,713
ExlService Holdings, Inc.(b)(c)	14,967	2,553,370
Fair Isaac Corp.(c)	3,640	2,424,058
Paylocity Holding Corp.(c)	8,667	1,805,250
WEX, Inc.(c)	10,945	2,024,497
		23,127,152
Materials-10.57%
Cabot Corp.	32,713	2,464,270
Eagle Materials, Inc.	13,608	1,987,857
Louisiana-Pacific Corp.(b)	69,011	4,698,959
MP Materials Corp.(b)(c)	93,002	3,023,495
Olin Corp.	46,753	3,019,776
Reliance Steel & Aluminum Co.	20,072	4,565,376
Silgan Holdings, Inc.	51,985	2,801,472
Westlake Corp.(b)	42,736	5,245,844
		27,807,049
Utilities-3.21%
Essential Utilities, Inc.	70,378	3,288,764
OGE Energy Corp.	63,780	2,507,829
ONE Gas, Inc.	32,305	2,660,640
		8,457,233
Total Common Stocks & Other Equity Interests (Cost $243,554,698)		262,973,475
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $268,136)	268,136	268,136
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $243,822,834)		263,241,611
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.57%
Invesco Private Government Fund, 4.36%(d)(e)(f)	8,010,760	8,010,760
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Pure Growth ETF (RFG)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.59%(d)(e)(f)	22,437,063	$22,443,794
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $30,453,146)		30,454,554
TOTAL INVESTMENTS IN SECURITIES-111.59% (Cost $274,275,980)		293,696,165
OTHER ASSETS LESS LIABILITIES-(11.59)%		(30,515,293)
NET ASSETS-100.00%		$263,180,872
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,419,619	$(3,151,483)	$-	$-	$268,136	$2,044
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,042,244	120,876,441	(132,907,925)	-	-	8,010,760	287,574*
Invesco Private Prime Fund	48,584,214	239,650,774	(265,801,617)	95	10,328	22,443,794	786,801*
Total	$68,626,458	$363,946,834	$(401,861,025)	$95	$10,328	$30,722,690	$1,076,419

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® Pure Value ETF (RFV)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-0.60%
Frontier Communications Parent, Inc.(b)(c)	51,884	$1,536,285
Consumer Discretionary-34.59%
Adient PLC(b)(c)	100,746	4,535,585
Dana, Inc.	229,138	4,156,563
Foot Locker, Inc.(c)	114,394	4,977,283
Gap, Inc. (The)	243,550	3,304,974
Goodyear Tire & Rubber Co. (The)(b)(c)	669,120	7,527,600
Graham Holdings Co., Class B	5,551	3,626,524
Hanesbrands, Inc.(c)	431,353	3,640,619
KB Home	179,656	6,907,773
Kohl’s Corp.(c)	209,543	6,782,907
Lear Corp.(c)	18,452	2,689,933
Lithia Motors, Inc., Class A(c)	21,503	5,659,590
Macy’s, Inc.	180,007	4,253,565
Nordstrom, Inc.(c)	157,982	3,086,968
PVH Corp.	68,532	6,161,027
Skechers U.S.A., Inc., Class A(b)(c)	27,987	1,347,574
Taylor Morrison Home Corp., Class A(b)(c)	194,075	6,947,885
Thor Industries, Inc.(c)	60,075	5,726,950
Toll Brothers, Inc.	74,321	4,421,356
Topgolf Callaway Brands Corp.(b)(c)	95,284	2,333,505
		88,088,181
Consumer Staples-1.82%
Pilgrim’s Pride Corp.(b)(c)	134,862	3,274,449
Post Holdings, Inc.(b)	14,440	1,371,078
		4,645,527
Financials-14.30%
Associated Banc-Corp	59,117	1,324,812
Brighthouse Financial, Inc.(b)	115,123	6,477,971
CNO Financial Group, Inc.	61,965	1,596,218
Essent Group Ltd.	36,130	1,590,804
F.N.B. Corp.	105,680	1,508,054
First American Financial Corp.(c)	43,521	2,692,644
Janus Henderson Group PLC(c)	71,905	1,863,778
Kemper Corp.	29,381	1,725,546
MGIC Investment Corp.	132,559	1,871,733
Navient Corp.(c)	198,165	3,759,190
New York Community Bancorp, Inc.	307,254	3,069,468
Old Republic International Corp.	78,371	2,068,211
PacWest Bancorp	78,197	2,162,929
Reinsurance Group of America, Inc.	9,369	1,421,933
Unum Group	77,765	3,268,463
		36,401,754
Health Care-6.00%
Enovis Corp.(b)(c)	56,352	3,547,358
Patterson Cos., Inc.(c)	73,367	2,214,950
Perrigo Co. PLC	64,946	2,430,279
Syneos Health, Inc.(b)	89,802	3,225,688
Tenet Healthcare Corp.(b)	70,170	3,848,825
		15,267,100
Industrials-9.76%
Fluor Corp.(b)(c)	62,358	2,291,656
GXO Logistics, Inc.(b)	39,784	2,081,897
JetBlue Airways Corp.(b)	690,857	5,526,856
ManpowerGroup, Inc.	45,305	3,948,784
Ryder System, Inc.(c)	41,461	3,914,333
	Shares	Value
Industrials-(continued)
Univar Solutions, Inc.(b)	88,921	$3,065,996
XPO, Inc.(b)	101,259	4,036,184
		24,865,706
Information Technology-14.33%
Arrow Electronics, Inc.(b)(c)	44,876	5,272,481
Avnet, Inc.	124,739	5,723,025
Coherent Corp.(b)(c)	43,780	1,900,052
Jabil, Inc.	43,571	3,425,988
Kyndryl Holdings, Inc.(b)(c)	200,435	2,683,825
MKS Instruments, Inc.(c)	16,974	1,736,780
NCR Corp.(b)(c)	125,043	3,428,679
TD SYNNEX Corp.	47,114	4,812,695
Viasat, Inc.(b)(c)	63,877	2,200,563
Vishay Intertechnology, Inc.(c)	51,642	1,182,085
Xerox Holdings Corp.	251,151	4,113,853
		36,480,026
Materials-8.09%
Alcoa Corp.	32,356	1,690,277
Avient Corp.	53,169	2,154,408
Cleveland-Cliffs, Inc.(b)(c)	331,213	7,071,398
Greif, Inc., Class A(c)	29,059	2,075,684
United States Steel Corp.(c)	267,436	7,619,252
		20,611,019
Real Estate-9.16%
Cousins Properties, Inc.(c)	68,552	1,879,696
JBG SMITH Properties(c)	78,750	1,586,025
Jones Lang LaSalle, Inc.(b)(c)	16,222	2,998,961
Kilroy Realty Corp.(c)	33,838	1,388,712
Medical Properties Trust, Inc.(c)	149,591	1,937,204
Park Hotels & Resorts, Inc.(c)	286,847	4,219,519
Pebblebrook Hotel Trust(c)	169,861	2,785,720
Sabra Health Care REIT, Inc.	88,346	1,192,671
SL Green Realty Corp.	70,284	2,892,187
Vornado Realty Trust	99,960	2,438,024
		23,318,719
Utilities-1.30%
Southwest Gas Holdings, Inc.(c)	20,239	1,354,596
UGI Corp.	48,842	1,945,377
		3,299,973
Total Common Stocks & Other Equity Interests (Cost $237,685,674)		254,514,290
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $73,938)	73,938	73,938
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $237,759,612)		254,588,228
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.52%
Invesco Private Government Fund, 4.36%(d)(e)(f)	18,922,652	18,922,652
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Pure Value ETF (RFV)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.59%(d)(e)(f)	51,135,280	$51,150,620
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $70,072,623)		70,073,272
TOTAL INVESTMENTS IN SECURITIES-127.50% (Cost $307,832,235)		324,661,500
OTHER ASSETS LESS LIABILITIES-(27.50)%		(70,029,936)
NET ASSETS-100.00%		$254,631,564
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$89,315	$3,543,206	$(3,558,583)	$-	$-	$73,938	$1,230
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,518,534	71,696,841	(60,292,723)	-	-	18,922,652	175,605*
Invesco Private Prime Fund	17,532,140	148,575,016	(114,963,497)	(1,003)	7,964	51,150,620	489,067*
Total	$25,139,989	$223,815,063	$(178,814,803)	$(1,003)	$7,964	$70,147,210	$665,902

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-1.76%
ATN International, Inc.	18,026	$881,111
Cars.com, Inc.(b)(c)	46,552	796,039
		1,677,150
Consumer Discretionary-7.53%
Adtalem Global Education, Inc.(b)(c)	24,375	930,638
Cavco Industries, Inc.(b)	3,056	813,202
Ethan Allen Interiors, Inc.	20,889	600,350
Green Brick Partners, Inc.(b)(c)	43,637	1,361,474
Jack in the Box, Inc.	10,657	809,719
Monarch Casino & Resort, Inc.(b)	12,825	982,651
Stride, Inc.(b)(c)	16,997	729,681
XPEL, Inc.(b)(c)(d)	12,651	962,362
		7,190,077
Consumer Staples-5.10%
Cal-Maine Foods, Inc.	17,605	1,007,358
elf Beauty, Inc.(b)(c)	15,090	868,429
Hostess Brands, Inc.(b)(c)	17,462	403,896
Medifast, Inc.	4,314	480,795
MGP Ingredients, Inc.(c)	7,392	721,016
Simply Good Foods Co. (The)(b)(c)	21,319	773,880
Tootsie Roll Industries, Inc.(c)	13,689	612,309
		4,867,683
Energy-9.04%
Civitas Resources, Inc.	23,540	1,566,587
CONSOL Energy, Inc.	7,181	415,277
Dorian LPG Ltd.	56,846	1,128,393
Ranger Oil Corp.(c)	20,709	869,778
REX American Resources Corp.(b)	44,952	1,470,830
RPC, Inc.(c)	49,099	487,062
SM Energy Co.(c)	41,252	1,355,953
Vital Energy, Inc.(b)(c)	23,603	1,328,377
		8,622,257
Financials-14.49%
ARMOUR Residential REIT, Inc.	254,482	1,598,147
Avantax, Inc.(b)	27,702	807,236
BancFirst Corp.	5,983	515,316
Bancorp, Inc. (The)(b)(c)	14,126	479,295
Banner Corp.	5,300	343,599
City Holding Co.(c)	4,832	458,025
CVB Financial Corp.(c)	13,161	318,759
Dime Community Bancshares, Inc.(c)	18,223	543,410
First Bancorp	54,775	736,724
Hanmi Financial Corp.	30,229	704,033
Heritage Financial Corp.	13,374	381,560
Mr. Cooper Group, Inc.(b)(c)	29,790	1,370,042
NBT Bancorp, Inc.(c)	11,847	465,706
OFG Bancorp	35,332	1,000,249
Palomar Holdings, Inc.(b)(c)	13,072	668,110
Piper Sandler Cos.(c)	5,723	813,238
Preferred Bank	7,573	538,668
ServisFirst Bancshares, Inc.(c)	5,977	407,512
Stellar Bancorp, Inc.	19,216	540,162
StoneX Group, Inc.(b)	12,917	1,135,146
		13,824,937
Health Care-20.67%
AdaptHealth Corp.(b)(c)	32,326	692,746
Addus HomeCare Corp.(b)(c)	3,591	386,104
AMN Healthcare Services, Inc.(b)(c)	9,889	947,762
	Shares	Value
Health Care-(continued)
Amphastar Pharmaceuticals, Inc.(b)(c)	24,552	$742,944
Arcus Biosciences, Inc.(b)(c)	20,684	447,395
Catalyst Pharmaceuticals, Inc.(b)(c)	80,792	1,251,468
Collegium Pharmaceutical, Inc.(b)(c)	17,487	491,035
Corcept Therapeutics, Inc.(b)	30,298	692,612
Cross Country Healthcare, Inc.(b)(c)	48,134	1,335,718
Cytokinetics, Inc.(b)	28,117	1,194,410
Dynavax Technologies Corp.(b)(c)	96,727	1,100,753
Ensign Group, Inc. (The)(c)	9,189	856,874
Innoviva, Inc.(b)(c)	59,116	747,817
iTeos Therapeutics, Inc.(b)	92,803	1,939,583
NextGen Healthcare, Inc.(b)	21,385	406,743
OmniAb, Inc.(b)(e)	2,880	0
OmniAb, Inc., Class A(b)(e)	2,881	0
Pacira BioSciences, Inc.(b)(c)	7,671	301,240
REGENXBIO, Inc.(b)(c)	34,436	799,260
Supernus Pharmaceuticals, Inc.(b)(c)	17,411	714,025
uniQure N.V. (Netherlands)(b)	30,578	649,783
Veradigm, Inc.(b)(c)	26,567	475,815
Vir Biotechnology, Inc.(b)(c)	66,607	1,968,237
Xencor, Inc.(b)(c)	13,944	459,036
Zynex, Inc.(b)(c)	79,451	1,122,643
		19,724,003
Industrials-16.57%
AAON, Inc.	8,958	683,675
Aerojet Rocketdyne Holdings, Inc.(b)	7,077	395,746
AeroVironment, Inc.(b)(c)	4,319	384,261
Applied Industrial Technologies, Inc.	3,774	540,474
Boise Cascade Co.(c)	16,117	1,208,291
Comfort Systems USA, Inc.	7,449	901,627
Encore Wire Corp.(c)	8,783	1,417,840
EnPro Industries, Inc.(c)	4,621	559,464
Forward Air Corp.(c)	6,948	749,342
Franklin Electric Co., Inc.	4,849	437,865
Hillenbrand, Inc.(c)	9,094	426,145
Lindsay Corp.	5,155	807,376
Marten Transport Ltd.(c)	36,754	811,896
Matson, Inc.	19,008	1,256,809
Mueller Industries, Inc.	14,963	980,825
NV5 Global, Inc.(b)(c)	4,086	544,623
PGT Innovations, Inc.(b)(c)	42,012	911,660
Sun Country Airlines Holdings, Inc.(b)(c)	34,452	643,219
Titan International, Inc.(b)(c)	59,996	1,001,333
UFP Industries, Inc.	12,309	1,151,507
		15,813,978
Information Technology-17.38%
A10 Networks, Inc.(c)	21,707	336,024
Advanced Energy Industries, Inc.(c)	12,181	1,129,666
Agilysys, Inc.(b)(c)	6,864	573,556
Alpha & Omega Semiconductor Ltd.(b)(c)	24,409	804,521
Axcelis Technologies, Inc.(b)(c)	17,671	1,942,927
Badger Meter, Inc.	3,881	449,808
Clearfield, Inc.(b)(c)	13,048	932,410
CTS Corp.	10,969	488,230
Digi International, Inc.(b)(c)	13,034	443,026
Diodes, Inc.(b)(c)	6,256	557,973
DoubleVerify Holdings, Inc.(b)	35,017	952,112
Extreme Networks, Inc.(b)	18,877	340,352
Fabrinet (Thailand)(b)(c)	5,310	699,115
Harmonic, Inc.(b)(c)	48,640	640,589
Kulicke & Soffa Industries, Inc. (Singapore)(c)	19,767	1,010,094
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
MaxLinear, Inc.(b)(c)	11,810	$486,572
NetScout Systems, Inc.(b)(c)	10,522	337,756
Onto Innovation, Inc.(b)(c)	6,531	513,663
Photronics, Inc.(b)	50,801	920,514
Plexus Corp.(b)	5,201	499,244
Progress Software Corp.(c)	10,173	539,576
Rambus, Inc.(b)(c)	29,669	1,200,704
SPS Commerce, Inc.(b)	2,617	356,121
Veeco Instruments, Inc.(b)(c)	21,578	428,539
		16,583,092
Materials-4.36%
American Vanguard Corp.	25,876	584,539
Hawkins, Inc.	23,223	905,697
Innospec, Inc.(c)	4,709	532,211
Kaiser Aluminum Corp.	10,023	877,213
Livent Corp.(b)(c)	17,364	450,075
Myers Industries, Inc.(c)	33,874	815,686
		4,165,421
Real Estate-1.65%
Marcus & Millichap, Inc.(c)	17,821	645,833
St. Joe Co. (The)(c)	19,671	926,504
		1,572,337
Utilities-1.34%
SJW Group	5,494	425,291
South Jersey Industries, Inc.	12,054	435,029
Unitil Corp.	7,979	416,264
		1,276,584
Total Common Stocks & Other Equity Interests (Cost $91,954,239)		95,317,519
	Shares	Value
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(f)(g) (Cost $57,372)	57,372	$57,372
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $92,011,611)		95,374,891
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.16%
Invesco Private Government Fund, 4.36%(f)(g)(h)	7,184,579	7,184,579
Invesco Private Prime Fund, 4.59%(f)(g)(h)	18,728,192	18,733,810
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,916,554)		25,918,389
TOTAL INVESTMENTS IN SECURITIES-127.11% (Cost $117,928,165)		121,293,280
OTHER ASSETS LESS LIABILITIES-(27.11)%		(25,866,814)
NET ASSETS-100.00%		$95,426,466

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2023 represented 1.01% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$56,928	$2,467,747	$(2,467,303)	$-	$-	$57,372	$817
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
January 31, 2023
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$11,064,178	$30,225,842	$(34,105,441)	$-	$-	$7,184,579	$182,207*
Invesco Private Prime Fund	25,804,690	59,891,890	(66,970,461)	452	7,239	18,733,810	497,758*
Total	$36,925,796	$92,585,479	$(103,543,205)	$452	$7,239	$25,975,761	$680,782

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-5.73%
AMC Networks, Inc., Class A(b)(c)	194,586	$3,601,787
Consolidated Communications Holdings, Inc.(b)(c)	519,057	2,257,898
E.W. Scripps Co. (The), Class A(b)(c)	206,791	3,091,525
Gannett Co., Inc.(b)	729,869	1,649,504
Marcus Corp. (The)(c)	58,501	885,705
Scholastic Corp.	19,863	878,739
Telephone & Data Systems, Inc.(c)	396,476	5,300,884
Thryv Holdings, Inc.(b)(c)	64,969	1,453,357
		19,119,399
Consumer Discretionary-28.83%
Aaron’s Co., Inc. (The)(c)	341,604	5,004,499
Abercrombie & Fitch Co., Class A(b)(c)	97,220	2,815,491
American Axle & Manufacturing Holdings, Inc.(b)	177,437	1,573,866
American Eagle Outfitters, Inc.(c)	80,604	1,300,949
America’s Car-Mart, Inc.(b)(c)	44,409	3,825,391
Big Lots, Inc.(c)	219,916	3,597,826
Caleres, Inc.(c)	82,120	2,136,762
Century Communities, Inc.	74,769	4,575,863
Chico’s FAS, Inc.(b)(c)	213,846	1,126,968
Children’s Place, Inc. (The)(b)(c)	54,958	2,493,444
Designer Brands, Inc., Class A(c)	157,889	1,627,836
El Pollo Loco Holdings, Inc.(c)	69,085	847,673
Genesco, Inc.(b)	61,276	2,959,018
G-III Apparel Group Ltd.(b)(c)	305,275	5,165,253
Group 1 Automotive, Inc.	14,262	3,049,929
Guess?, Inc.(c)	50,592	1,172,217
La-Z-Boy, Inc.(c)	68,764	1,954,961
LGI Homes, Inc.(b)(c)	7,870	895,999
M.D.C. Holdings, Inc.	102,219	3,859,789
M/I Homes, Inc.(b)(c)	96,864	5,792,467
MarineMax, Inc.(b)(c)	101,451	3,170,344
Meritage Homes Corp.(b)	28,217	3,038,689
Motorcar Parts of America, Inc.(b)(c)	247,335	3,601,198
ODP Corp. (The)(b)	50,426	2,601,982
Patrick Industries, Inc.(c)	47,632	3,380,443
Rent-A-Center, Inc.(c)	73,364	1,972,758
Sally Beauty Holdings, Inc.(b)(c)	121,567	1,894,014
Shoe Carnival, Inc.(c)	56,846	1,552,464
Signet Jewelers Ltd.(c)	20,884	1,604,100
Sleep Number Corp.(b)(c)	36,806	1,265,390
Sonic Automotive, Inc., Class A(c)	45,749	2,457,179
Standard Motor Products, Inc.	28,016	1,133,527
Tri Pointe Homes, Inc.(b)	174,737	3,859,940
Universal Electronics, Inc.(b)(c)	76,239	1,786,280
Urban Outfitters, Inc.(b)(c)	44,794	1,226,908
Wolverine World Wide, Inc.(c)	240,300	3,876,039
Zumiez, Inc.(b)(c)	80,139	2,069,990
		96,267,446
Consumer Staples-4.60%
B&G Foods, Inc.(c)	141,321	1,981,320
Fresh Del Monte Produce, Inc.	141,793	4,055,280
Seneca Foods Corp., Class A(b)	47,144	2,946,500
SpartanNash Co.	72,738	2,304,340
United Natural Foods, Inc.(b)(c)	60,736	2,527,832
Universal Corp.	28,246	1,535,735
		15,351,007
	Shares	Value
Energy-4.21%
Bristow Group, Inc.(b)	67,696	$2,067,436
DMC Global, Inc.(b)	67,368	1,531,948
Helix Energy Solutions Group, Inc.(b)	199,636	1,583,114
Oil States International, Inc.(b)	358,856	3,071,807
Par Pacific Holdings, Inc.(b)	90,462	2,418,049
World Fuel Services Corp.	119,920	3,393,736
		14,066,090
Financials-10.70%
Ambac Financial Group, Inc.(b)	87,281	1,454,101
Apollo Commercial Real Estate Finance, Inc.(c)	104,827	1,275,745
Bread Financial Holdings, Inc.	50,200	2,059,706
Encore Capital Group, Inc.(b)	27,357	1,524,332
Enova International, Inc.(b)	19,974	911,813
EZCORP, Inc., Class A(b)(c)	251,028	2,286,865
Genworth Financial, Inc., Class A(b)	858,538	4,739,130
Granite Point Mortgage Trust, Inc.(c)	121,479	811,480
Green Dot Corp., Class A(b)	50,527	913,528
Hilltop Holdings, Inc.	27,598	902,455
HomeStreet, Inc.	34,360	947,305
Hope Bancorp, Inc.	73,474	947,080
LendingTree, Inc.(b)(c)	55,262	2,191,691
ProAssurance Corp.	48,917	948,501
PROG Holdings, Inc.(b)(c)	94,147	2,098,537
Ready Capital Corp.(c)	71,224	942,293
SiriusPoint Ltd. (Bermuda)(b)(c)	236,753	1,796,955
Stewart Information Services Corp.(c)	82,830	3,956,789
United Fire Group, Inc.(c)	38,977	1,227,386
Universal Insurance Holdings, Inc.	155,500	1,981,070
World Acceptance Corp.(b)(c)	18,889	1,808,055
		35,724,817
Health Care-4.86%
Emergent BioSolutions, Inc.(b)(c)	284,446	3,751,843
Enhabit, Inc.(b)(c)	258,313	3,967,688
Organogenesis Holdings, Inc.(b)	373,632	956,498
Orthofix Medical, Inc.(b)(c)	39,891	862,842
Owens & Minor, Inc.(c)	110,075	2,172,880
Phibro Animal Health Corp., Class A	73,647	1,134,164
Zimvie, Inc.(b)(c)	345,696	3,391,278
		16,237,193
Industrials-17.02%
ABM Industries, Inc.	32,518	1,525,419
Allegiant Travel Co.(b)(c)	13,001	1,118,476
American Woodmark Corp.(b)	36,290	2,079,054
ArcBest Corp.	22,828	1,904,997
AZZ, Inc.	23,219	986,343
CoreCivic, Inc.(b)(c)	105,822	1,125,946
Deluxe Corp.(c)	122,967	2,458,110
DXP Enterprises, Inc.(b)	87,323	2,645,887
GEO Group, Inc. (The)(b)(c)	152,302	1,751,473
GMS, Inc.(b)	29,932	1,775,566
Granite Construction, Inc.(c)	23,805	1,013,617
Greenbrier Cos., Inc. (The)(c)	66,364	2,051,975
Harsco Corp.(b)(c)	345,538	2,743,572
Hawaiian Holdings, Inc.(b)(c)	65,090	801,909
Heidrick & Struggles International, Inc.	49,488	1,522,251
HNI Corp.(c)	33,421	1,061,785
Interface, Inc.	103,043	1,172,629
Kaman Corp.(c)	82,696	2,085,593
KAR Auction Services, Inc.(b)(c)	86,313	1,256,717
Kelly Services, Inc., Class A	262,919	4,758,834
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
MillerKnoll, Inc.(c)	101,750	$2,429,790
Pitney Bowes, Inc.(c)	284,168	1,224,764
Powell Industries, Inc.(c)	37,347	1,482,676
Proto Labs, Inc.(b)(c)	45,592	1,395,115
Resideo Technologies, Inc.(b)(c)	177,442	3,412,210
RXO, Inc.(b)(c)	103,342	1,893,226
SkyWest, Inc.(b)(c)	239,077	4,963,239
TrueBlue, Inc.(b)(c)	124,745	2,448,744
Veritiv Corp.(c)	13,758	1,720,300
		56,810,217
Information Technology-6.04%
Benchmark Electronics, Inc.(c)	93,713	2,623,027
Cerence, Inc.(b)(c)	53,743	1,317,778
Comtech Telecommunications Corp.(c)	150,981	2,394,559
Ebix, Inc.(c)	111,863	2,132,109
Ichor Holdings Ltd.(b)	32,014	1,082,073
Insight Enterprises, Inc.(b)(c)	17,955	2,023,887
NETGEAR, Inc.(b)	68,180	1,361,555
PC Connection, Inc.	23,629	1,158,530
ScanSource, Inc.(b)	107,149	3,528,416
SMART Global Holdings, Inc.(b)(c)	64,546	1,109,546
TTM Technologies, Inc.(b)(c)	90,401	1,421,104
		20,152,584
Materials-9.96%
AdvanSix, Inc.	29,135	1,259,797
Arconic Corp.(b)	110,926	2,607,870
Century Aluminum Co.(b)(c)	307,532	3,456,660
Clearwater Paper Corp.(b)	71,773	2,771,155
Koppers Holdings, Inc.	76,278	2,639,982
Mativ Holdings, Inc., Class A(c)	134,557	3,708,391
Minerals Technologies, Inc.	12,643	878,056
Olympic Steel, Inc.(c)	114,724	5,075,390
Rayonier Advanced Materials, Inc.(b)(c)	447,633	3,102,097
SunCoke Energy, Inc.	290,643	2,647,758
Tredegar Corp.(c)	191,292	2,320,372
Trinseo PLC(c)	100,036	2,775,999
		33,243,527
Real Estate-7.99%
Anywhere Real Estate, Inc.(b)(c)	600,524	5,092,443
Brandywine Realty Trust	194,618	1,276,694
	Shares	Value
Real Estate-(continued)
Cushman & Wakefield PLC(b)(c)	202,891	$2,927,717
Douglas Elliman, Inc.(c)	707,159	3,295,361
Franklin Street Properties Corp.	628,494	1,935,762
Hersha Hospitality Trust, Class A	254,123	2,337,932
Hudson Pacific Properties, Inc.	156,802	1,785,975
Industrial Logistics Properties Trust	280,946	1,238,972
iStar, Inc.	101,386	940,862
Office Properties Income Trust	124,077	2,129,161
Orion Office REIT, Inc.(c)	81,428	785,780
RE/MAX Holdings, Inc., Class A(c)	81,712	1,863,851
Service Properties Trust	121,123	1,079,206
		26,689,716
Total Common Stocks & Other Equity Interests (Cost $310,422,734)		333,661,996
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $125,111)	125,111	125,111
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $310,547,845)		333,787,107
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.43%
Invesco Private Government Fund, 4.36%(d)(e)(f)	20,968,636	20,968,636
Invesco Private Prime Fund, 4.59%(d)(e)(f)	53,912,703	53,928,876
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $74,896,480)		74,897,512
TOTAL INVESTMENTS IN SECURITIES-122.41% (Cost $385,444,325)		408,684,619
OTHER ASSETS LESS LIABILITIES-(22.41)%		(74,817,942)
NET ASSETS-100.00%		$333,866,677

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2023	Dividend Income
Invesco Mortgage Capital, Inc.	$485,636	$194,259	$(542,405)	$263,000	$(400,490)	$-	$42,602
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
January 31, 2023
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$104,095	$9,313,109	$(9,292,093)	$-	$-	$125,111	$2,488
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,991,207	93,267,776	(89,290,347)	-	-	20,968,636	297,933*
Invesco Private Prime Fund	39,656,595	185,899,362	(171,639,064)	(1,283)	13,266	53,928,876	820,826*
Total	$57,237,533	$288,674,506	$(270,763,909)	$261,717	$(387,224)	$75,022,623	$1,163,849

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,267,114,542	$-	$-	$2,267,114,542
Money Market Funds	-	98,986,443	-	98,986,443
Total Investments	$2,267,114,542	$98,986,443	$-	$2,366,100,985
Invesco S&P 500® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,857,604,632	$-	$-	$3,857,604,632
Money Market Funds	-	415,374,238	-	415,374,238
Total Investments	$3,857,604,632	$415,374,238	$-	$4,272,978,870
Invesco S&P 500® Top 50 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,887,221,700	$-	$-	$1,887,221,700
Money Market Funds	-	40,767,402	-	40,767,402
Total Investments	$1,887,221,700	$40,767,402	$-	$1,927,989,102
Invesco S&P MidCap 400® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$262,973,475	$-	$-	$262,973,475
Money Market Funds	268,136	30,454,554	-	30,722,690
Total Investments	$263,241,611	$30,454,554	$-	$293,696,165
Invesco S&P MidCap 400® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$254,514,290	$-	$-	$254,514,290
Money Market Funds	73,938	70,073,272	-	70,147,210
Total Investments	$254,588,228	$70,073,272	$-	$324,661,500

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap 600® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$95,317,519	$-	$0	$95,317,519
Money Market Funds	57,372	25,918,389	-	25,975,761
Total Investments	$95,374,891	$25,918,389	$0	$121,293,280
Invesco S&P SmallCap 600® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$333,661,996	$-	$-	$333,661,996
Money Market Funds	125,111	74,897,512	-	75,022,623
Total Investments	$333,787,107	$74,897,512	$-	$408,684,619